Income Tax - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate (as a percent)	15.00%
Solidarity surcharge rate (as a percent)	5.50%
Statutory tax rate (as a percent)	27.60%	27.10%	27.20%
Tax rate for deferred taxes (as a percent)	30.80%
State income tax with average rate (as a percent)	1.80%	21.60%	27.20%
Deferred tax assets	€ 81.7	€ 81.3
Deferred tax (assets) and liabilities, net recognized	39.3	41.6	€ 223.4
Deferred tax liabilities have not been recognized	14.5
Deductible Temporary Differences, Unused Tax Losses, And Unused Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,028.8
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (assets) and liabilities, net recognized	30.5
Tax losses / tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (assets) and liabilities, net recognized	€ 4.0
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Federal corporate income tax (as a percent)	21.00%
State income tax with average rate (as a percent)	3.40%
Valuation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (assets) and liabilities, net recognized	€ 332.4	€ 138.0	€ 136.7